Prepaid Expenses and Other Current Assets - Schedule of Composition of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses and other receivables		$ 51	$ 29
Government authorities	[1]	47	11
Total		$ 98	$ 40

[1]	The government authorities are monetary items, which are denominated or linked is NIS.